Old Westbury Funds, Inc.
All Cap ESG Fund
Portfolio of Investments	January 31, 2020
(Unaudited)

Shares		Value
COMMON STOCKS — 98.8%

Banks — 1.2%
231,748	Bank of Communications Co. Ltd. - H Shares	$149,195
2,643	Bank of Montreal	201,570
209,353	China Minsheng Banking Corp. Ltd. - H Shares	147,177
		497,942
Communication Services — 5.6%
5,324	AT&T, Inc.	200,289
37,846	China Mobile Ltd.	312,841
3,342	Cogeco Communications, Inc.	262,380
4,380	Comcast Corp. - Class A	189,172
2,404	Deutsche Telekom AG	38,942
12,655	NTT DOCOMO, Inc.	362,873
452	Swisscom AG	248,525
6,757	Verizon Communications, Inc.	401,636
4,923	Yandex NV - Class A(a)	220,600
		2,237,258
Consumer Discretionary — 7.9%
48,821	Barratt Developments Plc	517,549
4,283	Cheesecake Factory, Inc. (The)	164,467
1,281	Cracker Barrel Old Country Store, Inc.	195,903
4,537	eBay, Inc.	152,262
8,501	Electrolux AB - Series B	201,953
4,773	General Motors Co.	159,370
7,293	Industria de Diseno Textil SA	245,642
83,090	Kingfisher Plc	223,829
3,258	Las Vegas Sands Corp.	212,780
1,151	Starbucks Corp.	97,639
59,611	Super Retail Group Ltd.	374,295
2,154	Target Corp.	238,534
71,392	Truworths International Ltd.	209,774
1,539	Yum! Brands, Inc.	162,780
		3,156,777
Consumer Staples — 6.7%
9,684	Carrefour SA	164,377
1,483	Clorox Co. (The)	233,291
8,460	Coca-Cola European Partners Plc	445,081
2,563	Colgate-Palmolive Co.	189,098
1,609	JM Smucker Co. (The)	166,708
1,665	Kimberly-Clark Corp.	238,495
3,066	Molson Coors Brewing Co. - Class B	170,408
3,046	PepsiCo, Inc.	432,593
1,581	Procter & Gamble Co. (The)	197,024
9,164	Seven & I Holdings Co. Ltd.	356,648
10,773	Tate & Lyle Plc	112,782
		2,706,505
Diversified Financials — 6.8%
14,041	3i Group Plc	204,787
Shares		Value
Diversified Financials (continued)
889	Goldman Sachs Group, Inc. (The)	$211,360
9,656	Invesco, Ltd.	167,049
16,268	Janus Henderson Group Plc	411,092
42,589	Jupiter Fund Management Plc	216,856
875	Moody’s Corp.	224,691
4,419	Morgan Stanley	230,937
2,022	Morningstar, Inc.	317,232
1,916	S&P Global, Inc.	562,787
14,965	UBS Group AG	186,441
		2,733,232
Energy — 3.6%
7,112	Aker BP ASA	201,964
25,352	ARC Resources Ltd.	134,480
13,373	Enagas SA	360,699
3,371	ENI SpA	47,323
17,311	Husky Energy, Inc.	112,625
56,360	MOL Hungarian Oil & Gas Plc	478,001
6,278	Murphy Oil Corp.	131,587
		1,466,679
Financials — 0.5%
816	Allianz SE	195,342
Health Care — 17.0%
2,897	Abbott Laboratories	252,445
3,994	Agilent Technologies, Inc.	329,745
1,082	Amgen, Inc.	233,766
846	Anthem, Inc.	224,427
40,453	Astellas Pharma, Inc.	728,195
1,398	AstraZeneca Plc	137,051
3,696	Baxter International, Inc.	329,757
1,421	Biogen, Inc.(a)	382,036
2,551	Cerner Corp.	183,238
1,081	CSL Ltd.	225,805
2,931	Danaher Corp.	471,510
30,927	Fleury SA	223,724
9,037	GlaxoSmithKline Plc	212,891
2,830	Koninklijke Philips NV	129,939
2,900	Medtronic Plc	334,775
4,457	Merck & Co., Inc.	380,806
8,171	Novo Nordisk A/S - B Shares	500,236
11,646	Pfizer, Inc.	433,697
1,812	Quest Diagnostics, Inc.	200,534
707	Roche Holding AG	238,040
2,247	Sanofi	216,683
734	Thermo Fisher Scientific, Inc.	229,881
1,652	Zimmer Biomet Holdings, Inc.	244,331
		6,843,512
Industrials — 13.4%
22,491	Brambles Ltd.	190,150
435	Cummins, Inc.	69,587
5,856	Deutsche Post AG	205,067
6,663	Ebara Corp.	189,089

1

Old Westbury Funds, Inc.
All Cap ESG Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Shares		Value
Industrials (continued)
2,220	Fraport AG Frankfurt Airport Services Worldwide	$165,798
1,005	General Dynamics Corp.	176,317
14,098	Hino Motors Ltd.	134,793
1,214	Illinois Tool Works, Inc.	212,426
41,949	Keppel Corp Ltd.	205,349
501	Lockheed Martin Corp.	214,488
2,076	ManpowerGroup, Inc.	189,933
896	MTU Aero Engines AG	272,674
1,349	Norfolk Southern Corp.	280,875
522	Northrop Grumman Corp.	195,526
2,295	Regal-Beloit Corp.	180,066
752	Republic Services, Inc.	71,478
75,458	Royal Mail Plc	197,491
3,025	Ryder System, Inc.	144,352
15,708	Sandvik AB	287,420
1,820	Siemens AG	225,343
7,054	Signify NV(b)	235,637
14,748	SKF AB - B Shares	270,697
1,221	Snap-on, Inc.	194,908
4,695	Sumitomo Heavy Industries Ltd.	127,043
3,536	Thomson Reuters Corp.	284,264
4,982	Toyota Tsusho Corp.	176,328
2,217	Waste Management, Inc.	269,809
		5,366,908
Information Technology — 22.9%
2,053	Accenture Plc - Class A	421,296
2,906	Amdocs Ltd.	209,087
4,102	Apple, Inc.	1,269,609
1,978	Atos SE	164,835
709	Broadcom, Inc.	216,358
1,262	CACI International, Inc. - Class A(a)	337,509
4,824	Canon, Inc.	128,508
1,032	Cisco Systems, Inc.	47,441
5,159	Cognizant Technology Solutions Corp. - Class A	316,659
4,002	CoreLogic, Inc.	186,092
1,945	Fidelity National Information Services, Inc.	279,419
3,056	Fujitsu Ltd.	327,585
8,456	Intel Corp.	540,592
1,264	International Business Machines Corp.	181,675
1,149	Intuit, Inc.	322,157
7,265	Juniper Networks, Inc.	166,659
97,903	Konica Minolta, Inc.	614,407
930	Lam Research Corp.	277,335
2,931	Leidos Holdings, Inc.	294,478
4,541	Micron Technology, Inc.(a)	241,082
3,054	Microsoft Corp.	519,882
2,014	NXP Semiconductor NV	255,496
9,945	ON Semiconductor Corp.(a)	230,227
5,391	Oracle Corp.	282,758
Shares		Value
Information Technology (continued)
3,586	SAP SE	$468,578
4,074	Seagate Technology PLC	232,177
2,258	Synopsys, Inc.(a)	333,078
2,767	Texas Instruments, Inc.	333,839
		9,198,818
Insurance — 5.1%
2,036	Arthur J Gallagher & Co.	208,833
6,004	AXA SA	160,343
3,994	MetLife, Inc.	198,542
827	Muenchener Rueckversicherungs-Gesellschaft AG	244,247
3,323	Principal Financial Group, Inc.	175,953
4,347	Prudential Financial, Inc.	395,838
2,114	Swiss Re AG	239,230
937	Willis Towers Watson Plc	197,979
597	Zurich Insurance Group AG	248,357
		2,069,322
Materials — 4.2%
8,259	Anglo American Plc	216,549
82,374	Grupo Mexico SAB de CV - Series B	218,975
4,067	Lyondellbasell Industries NV - Class A	316,657
4,709	Newmont Corp.	212,188
1,801	Packaging Corp. of America	172,446
17,025	Polymetal International PLC	289,112
4,015	Teck Resources Ltd. - Class B	51,879
5,020	Westrock Co.	195,779
		1,673,585
Real Estate — 3.1%
20,882	Castellum AB	513,216
111,854	Frasers Centrepoint Trust REIT	236,069
21,721	Link REIT	220,941
137,745	New World Development Co. Ltd.	173,986
38,359	Swire Properties Ltd.	120,017
		1,264,229
Utilities — 0.8%
15,564	Cia de Saneamento Basico do Estado de Sao Paulo	222,052
15,300	Terna Rete Elettrica Nazionale SpA	106,834
		328,886
Total Common Stocks (Cost $35,796,506)		39,738,995

2

Old Westbury Funds, Inc.
All Cap ESG Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Shares		Value
INVESTMENT COMPANY — 1.0%
392,489	SEI Daily Income Trust Government II Fund, Class A, 1.46%(c)	$392,489
Total Investment Company (Cost $392,489)		392,489

TOTAL INVESTMENTS — 99.8% (Cost $36,188,995)		$40,131,484

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		61,482
NET ASSETS — 100.0%		$40,192,966

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors.
(c)	The rate shown represents the current yield as of January 31, 2020.

The following abbreviation is used in the report:

REIT- Real Estate Investment Trust

Portfolio Diversification by Sector (Unaudited)

Percentage
Sector	of Net Assets
Information Technology	22.9%
Health Care	17.0
Industrials	13.4
Consumer Discretionary	7.9
Diversified Financials	6.8
Consumer Staples	6.7
Communication Services	5.6
Insurance	5.1
Materials	4.2
Energy	3.6
Real Estate	3.1
Banks	1.2
Utilities	0.8
Financials	0.5
Other*	1.2
100.0%

*	Includes cash and equivalents, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

3